Equity-Based Compensation - RSUs (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 14, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	May 19, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,158,597	$ 0	$ 1,158,597	$ 0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense						$ 90,500
Shares vested but not yet settled (in shares)	9,050,000			9,050,000
RSUs | Revision of Prior Period, Reclassification, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation equity							$ 90,500